Income taxes (Details) In Thousands, unless otherwise specified	12 Months Ended					36 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 WFOE HNTE	Dec. 31, 2014 WFOE HNTE	Dec. 31, 2014 Hong Kong Queen's Road	Dec. 31, 2013 Hong Kong Queen's Road	Dec. 31, 2012 Hong Kong Queen's Road	Dec. 31, 2014 PRC	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC
Income taxes
Income tax rate (as a percent)							16.50%	16.50%	16.50%
Statutory income tax rate (as a percent)										25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)						15.00%
Additional period of applicability of preferential tax rate					3 years
Withholding tax rate (as a percent)										10.00%
Loss before income taxes
Non-PRC	$ (153,828)	(954,438)	(54,602)	(21,688)
PRC	(141,009)	(874,903)	(91,595)	(53,475)
Loss before income taxes	(294,837)	(1,829,341)	(146,197)	(75,163)
Income tax expense
Current	5,277	32,742	49,528	15,950
Deferred	(2,447)	(15,182)	(8,436)
Income tax expense	2,830	17,560	41,092	15,950
Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax
Loss before income tax	(294,837)	(1,829,341)	(146,197)	(75,163)
Expected taxation at PRC EIT statutory rate of 25%	(73,709)	(457,335)	(36,549)	(18,790)
Effect of different tax rates in different jurisdictions	38,649	239,800	14,426	5,749
Research & development super-deduction	(5,382)	(33,391)	(22,767)	(11,210)
Effect of lower tax rate applicable to HNTE	7,952	49,341	(20,502)	(10,705)
Late payment interest	1,492	9,256	1,533	556
Adjustment of estimated income tax accruals	283	1,759
Deemed revenue	18,289	113,474	95,441	46,485
Non-deductible expenses	2,395	14,860	2,668	4,339
Changes in valuation allowance	13,135	81,496	7,446	(474)
Non-taxable income	(274)	(1,700)	(604)
Income tax expense	2,830	17,560	41,092	15,950
Deferred tax assets, current portion:
Advertising expenses	26	163	1,198
Bad debt expenses	303	1,878	1,454	198
Deferred revenues				393
Expense cut-off			51
Depreciation expenses	7	45
Accrued expenses	12,524	77,708	10,518	2,430
Accrued salaries and welfare payable	4,924	30,549	13,225	6,494
Less: valuation allowance	(14,100)	(87,484)	(18,010)	(9,515)
Current deferred tax assets	3,684	22,859	8,436
Deferred tax assets, non-current portion:
Advertising expenses	1	6		1,394
Depreciation expenses	85	525	274	129
Tax loss carry forward	2,036	12,634	869	669
Less: valuation allowance	(2,122)	(13,165)	(1,143)	(2,192)
Net operating losses carry forwards	294,837	1,829,341
Unrecognized tax benefits that would impact effective tax rate, if recognized	9,480	58,818	57,199	17,594
Undistributed earnings of the two subsidiaries and the four Affiliated PRC Entities	2,556	15,857	15,280
Unrecognized tax benefit
Unrecognized Tax Benefits	24,637	152,865	83,677	32,782
Balance at the beginning of the period	13,486	83,677	32,782	5,502
Additions based on tax positions related to the current year	10,927	67,798	53,745	28,646
Additions for tax positions of prior years	1,032	6,401
Reductions based on tax positions related to prior years	(808)	(5,011)	(2,850)	(1,366)
Balance at the end of the period	24,637	152,865	83,677	32,782
Late payment interest expense recognized	1,492	9,256	1,533	556
Late payment penalties recognized		0		0
Late payment of interest accrued	$ 1,869	11,597	2,341	808